Stockholders Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders Equity
Summary of Changes in Restricted Shares
	Restricted Stock Award	Weighted -Average Grant Price
Balance, December 31, 2022	11,666,667	$0.03
Granted	-	-
Vested	-	-
Forfeited	-	-
Balance, December 31, 2023	11,666,667	$0.03
Granted	-	-
Vested	-	-
Cancelled	(10,833,334)	0.03
Balance, December 31, 2024	833,333	$0.03

Schedule of assumptions used for fair value compensation
2025
Derived service period	0.51 – 0.78 year
Risk-free interest rate	3.65 - 3.97%
Stock price at valuation date	$5.89 - 12.00
Expected average volatility	108.5 - 151.0%
First Capitalization Thresholder per share price	$6.85 - 14.28
Second Capitalization Thresholder per share price	$8.56 - 19.02
Third Capitalization Thresholder per share price	$11.42 - 23.82
Fourth Capitalization Thresholder per share price	$14.27 - 28.56

Schedule of assumptions of warrants
September 30,
2025
Expected term	5.00 years
Expected average volatility	49.0% - 228%
Risk-free interest rate	3.82% - 4.29%
Expected dividend yield	-

2024
Expected term	5.00 years
Expected average volatility	239-251%
Expected dividend yield	-
Risk-free interest rate	3.79–4.30%

Summary of warrants activity
	Warrants Outstanding		Weighted Average
		Weighted	Remaining
	Shares	Average Exercise Price	Contractual life (in years)

Outstanding, December 31, 2024	270,010	$0.50	4.61
Granted	2,434,324	3.15	5.03
Exercised	-	-	-
Canceled	(778,566)	0.43	4.65
Outstanding, September 30, 2025	1,925,768	$4.22	4.57

Exercisable, September 30, 2025	1,925,768	$4.22	4.57

Warrants Outstanding
		Weighted Average	Weighted Average Remaining
	Shares	Exercise Price	Contractual life (in years)

Outstanding, December 31, 2023	-	$-	-
Granted	270,010	3.00	5.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, December 31, 2024	270,010	$3.00	4.61

Schedule of management stock compensation
Market capitalization for 30 consecutive days	Consulting agreement CEO resigned on October 1, 2025 (Shares)	Consulting agreement Director (Shares)	Employment agreement COO (Shares)
$120,000,000	70,000 series C preferred stock	70,000 series C preferred stock	-
$150,000,000	70,000 series C preferred stock	70,000 series C preferred stock	37,500 common stock
$200,000,000	70,000 series C preferred stock	70,000 series C preferred stock	37,500 common stock
$250,000,000	70,000 series C preferred stock	70,000 series C preferred stock	37,500 common stock
$300,000,000	-	-	37,500 common stock

Fair value ($)	$1,932,000	$3,165,000	$1,740,000